Note 13 - Earnings Per Share (Details) - Computation of Earnings Per Share (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (570,551)	$ (806,259)	$ (1,271,934)	$ (2,235,799)	$ (2,830,047)	$ (8,622,393)
Preferred deemed dividend and preferred stock dividend	(83)	(530,284)	(18,927)	(999,813)
Less: Net loss allocated to participating securities	598	169	5,975	801
	$ (570,036)	$ (1,336,374)	$ (1,284,886)	$ (3,234,811)	$ (3,846,153)	$ (8,989,586)
Denominator:
Weighted-average shares outstanding (in Shares)	240,593,277	81,763,478	189,005,946	56,716,084	69,477,915	19,791,045
Weighted-average unvested restricted shares outstanding (in Shares)	(251,969)	(17,106)	(874,811)	(20,317)	(306,958)	(390,321)
Denominator for basic net loss per share (in Shares)	240,341,308	81,746,372	188,131,135	56,695,767	69,170,957	19,400,724
Basic net loss per share attributable to common stockholders (in Dollars per share)	$ 0.00	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.06)	$ (0.46)